UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:
  X  Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period January 1, 2015 to December 31, 2015

Date of Report (Date of earliest event reported):
February 8, 2016
________________
HUNTINGTON TECHNOLOGY FINANCE, INC.
(Exact name of securitizer as specified in its charter)
________________
None (Commission File Number of securitizer)	0001541443 (Central Index Key Number of securitizer)
S. Lynn Stenback, Senior Vice President and Chief Counsel, (248) 339-1602 Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [ ]
Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [ ]
Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [X]
       Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

HUNTINGTON TECHNOLOGY FINANCE, INC. (Securitizer)
	By:	/s/ Richard Cholewiak
	Name:	Richard Cholewiak
	Title:	Vice President and Accounting Director

Date: February 8, 2016